Acquisitions - Schedule of Impact on Financial Statements Due to Acquisition, Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									$ 2,459	$ 3,487	$ 3,038
Transportation, processing and other									232	205	160
Total operating revenues									2,761	3,700	3,201
Purchases of natural gas, propane and NGLs									2,177	3,100	2,758
Operating and maintenance expense									193	188	155
Depreciation and amortization expense									89	133	115
General and administrative expense									74	75	66
Total operating costs and expenses									2,533	3,495	3,080
Operating income	77	9	96	46	29	85	77	14	228	205	121
Interest expense, net									(42)	(34)	(29)
Earnings from unconsolidated affiliates									26	23	23
Income before income taxes									212	194	115
Income tax expense									(1)	(1)	(2)
Net income	76	10	87	38	26	83	74	10	211	193	113
Net income attributable to noncontrolling interests	(5)	(2)	(2)	(4)	(9)	(3)	(13)	(5)	(13)	(30)	(12)
Net income attributable to partners	71	8	85	34	17	80	61	5	198	163	101
Other income										(1)	(5)
Step acquisition - equity interest re-measurement gain											(9)
DCP Midstream Partners, LP (As Previously Reported) [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									1,466
Transportation, processing and other									185
Total operating revenues									1,721
Purchases of natural gas, propane and NGLs									1,301
Operating and maintenance expense									123
Depreciation and amortization expense									64
General and administrative expense									46
Total operating costs and expenses									1,534
Operating income									187
Interest expense, net									(42)
Earnings from unconsolidated affiliates									29
Income before income taxes									174
Income tax expense									(1)
Net income									173
Net income attributable to noncontrolling interests									(5)
Net income attributable to partners									168
Commodity Derivatives [Member]
Condensed Financial Statements, Captions [Line Items]
Losses from commodity derivative activity, net									70	8	3
Commodity Derivatives [Member] | DCP Midstream Partners, LP (As Previously Reported) [Member]
Condensed Financial Statements, Captions [Line Items]
Losses from commodity derivative activity, net									70
DCP Midstream Partners, LP (As Reported on 2011 Form 10-K Filed on 2/29/12) [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate										1,413	1,163
Transportation, processing and other										163	115
Total operating revenues										1,570	1,269
Purchases of natural gas, propane and NGLs										1,230	1,032
Operating and maintenance expense										106	80
Depreciation and amortization expense										81	73
General and administrative expense										37	34
Total operating costs and expenses										1,453	1,206
Operating income										117	63
Interest expense, net										(34)	(29)
Earnings from unconsolidated affiliates										37	38
Income before income taxes										120	72
Income tax expense											(1)
Net income										120	71
Net income attributable to noncontrolling interests										(19)	(9)
Net income attributable to partners										101	62
Other income										(1)	(4)
Step acquisition - equity interest re-measurement gain											(9)
DCP Midstream Partners, LP (As Reported on 2011 Form 10-K Filed on 2/29/12) [Member] | Commodity Derivatives [Member]
Condensed Financial Statements, Captions [Line Items]
Losses from commodity derivative activity, net										(6)	(9)
Southeast Texas [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate										765	812
Transportation, processing and other										9	15
Total operating revenues										788	839
Purchases of natural gas, propane and NGLs										703	751
Operating and maintenance expense										20	18
Depreciation and amortization expense										20	15
General and administrative expense										11	12
Total operating costs and expenses										754	795
Operating income										34	44
Income before income taxes										34	44
Income tax expense											(1)
Net income										34	43
Net income attributable to partners										34	43
Other income											(1)
Southeast Texas [Member] | Commodity Derivatives [Member]
Condensed Financial Statements, Captions [Line Items]
Losses from commodity derivative activity, net										14	12
Remove Southeast Texas Equity Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Earnings from unconsolidated affiliates										(14)	(14)
Income before income taxes										(14)	(14)
Net income										(14)	14
Net income attributable to partners										(14)	(14)
DCP Midstream Partners, LP (As Reported on Form 8-K Filed on 6/14/12) [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate										2,178	1,975
Transportation, processing and other										172	130
Total operating revenues										2,358	2,108
Purchases of natural gas, propane and NGLs										1,933	1,783
Operating and maintenance expense										126	98
Depreciation and amortization expense										101	88
General and administrative expense										48	46
Total operating costs and expenses										2,207	2,001
Operating income										151	107
Interest expense, net										(34)	(29)
Earnings from unconsolidated affiliates										23	24
Income before income taxes										140	102
Income tax expense											(2)
Net income										140	100
Net income attributable to noncontrolling interests										(19)	(9)
Net income attributable to partners										121	91
Other income										(1)	(5)
Step acquisition - equity interest re-measurement gain											(9)
DCP Midstream Partners, LP (As Reported on Form 8-K Filed on 6/14/12) [Member] | Commodity Derivatives [Member]
Condensed Financial Statements, Captions [Line Items]
Losses from commodity derivative activity, net										8	3
Eagle Ford System [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									993	1,309	1,063
Transportation, processing and other									47	33	30
Total operating revenues									1,040	1,342	1,093
Purchases of natural gas, propane and NGLs									876	1,167	975
Operating and maintenance expense									70	62	57
Depreciation and amortization expense									25	32	27
General and administrative expense									28	27	20
Total operating costs and expenses									999	1,288	1,079
Operating income									41	54	14
Earnings from unconsolidated affiliates											(1)
Income before income taxes									41	54	13
Income tax expense										(1)
Net income									41	53	13
Net income attributable to noncontrolling interests									(8)	(11)	(3)
Net income attributable to partners									33	42	10
Remove Eagle Ford System Investment In Unconsolidated Affiliate [Member]
Condensed Financial Statements, Captions [Line Items]
Earnings from unconsolidated affiliates									(3)
Income before income taxes									(3)
Net income									(3)
Net income attributable to partners									$ (3)